Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined by the ASC Topic 820, Fair Value Measurements, as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The determination of fair value is based on the principal or most advantageous market in which the Plan could commence transactions and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance. Also, determination of fair value under the ASC Topic 820 assumes that market participants will consider the highest and best use of the asset.
The ASC Topic 820 establishes a fair value hierarchy whereby the inputs contained in valuation techniques used to measure fair value are categorized into three broad levels as follows:
•Level 1: quoted market prices in active markets that the reporting entity has the ability to access at the date of the fair value measurement;
•Level 2: inputs other than quoted market prices described in Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;
•Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurement of the assets or liabilities.
Investments Measured at Fair Value on a Recurring Basis
Investments measured at fair value on a recurring basis consisted of the following types of instruments:

	December 31, 2025
(amounts in thousands)	Fair value measurements using input type
	Level 1	Level 2	Total
Employer-related common stock funds	$141,714	$—	$141,714
Common/collective trust funds	—	2,169,797	2,169,797
Mutual funds	107,789	—	107,789
Total investments measured at fair value	$249,503	$2,169,797	$2,419,300

	December 31, 2024
(amounts in thousands)	Fair value measurements using input type
	Level 1	Level 2	Total
Employer-related common stock funds	$140,615	$—	$140,615
Common/collective trust funds	—	1,212,844	1,212,844
Mutual funds	707,289	—	707,289
Total investments measured at fair value	$847,904	$1,212,844	$2,060,748
The Plan does not have any investments measured at fair value on a recurring basis that utilize Level 3 inputs.
There have been no changes in the methodologies used at December 31, 2025 and 2024.
Following is a description of the valuation methodologies used for assets measured at fair value:
Employer-related common stock funds
These funds are valued based on quoted prices as these instruments and their underlying investments have active markets.
Common/collective trust funds
Common and collective trust funds are categorized in Level 2 of the fair value hierarchy to the extent that they are considered to have a readily determinable fair value. These funds are reported at NAV which is based on the fair value of the underlying investments with the exception of FBRICs held by the stable-value common trust for which the relevant fair value measurement is contract value. The stable-value common trust invests primarily in fixed income securities wrapped by fully benefit-responsive investment contracts.
Mutual funds
These funds are valued based on quoted prices as these instruments and their underlying investments have active markets.
There were no transfers or reclassifications of investments between levels within the fair value hierarchy during the years ended December 31, 2025 and 2024.
The funds within the Plan are redeemable daily and, excluding stable-value common trust fund, generally have no restrictions on redemptions other than for certain funds, a fee may be charged to a participant for redeeming an investment within a specified amount of time after the original purchase of the investment. The Plan has no contractual obligation to further invest in any of the funds.
For the stable-value common trust fund, participant-directed withdrawals or exchanges into another investment option may be made at any time, except that exchanges cannot be made into a competing fund (e.g., money market funds or other fixed income funds).
Certain events could limit the ability of the Plan to transact at contract value with the issuers of the contracts held by the stable-value common trust fund. Such events could include, but are not limited to, the following: premature termination of contracts by this fund, Plan termination, bankruptcy, partial plan termination or plan mergers, early retirement incentives that could cause significant withdrawals from the Plan and failure of the Plan to qualify under the applicable sections of the IRC. The Plan Administrator does not believe that the occurrence of any of these events, which could limit the Plan’s ability to transact at contract value with participants, is probable.